SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
NOTE 21   -    SEGMENT INFORMATION

A.	General:

The Group has adopted IFRS 8 Operating Segments with effect from January 1, 2009. IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segments and to assess their performance.

Since 2012, the Group's operating segment under IFRS 8 is only the import segment. The import segment earns its revenues from importing and marketing food products to retail chains and, supermarkets, among others.

B.	Revenues from the main customers of the Import segment:

The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Customer A	50,053	46,171	57,161	14,437

C.	Revenues from the principal products of the Import segment:

Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2015-2017 are as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Canned Vegetables and Pickles	38,545	41,991	41,161	11,118

Dairy and Dairy Substitute Products	118,800	108,250	100,321	34,266

Canned Fish	50,684	45,111	35,910	14,619